CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Software licenses	$ 5,043	$ 7,141
Maintenance and services	5,644	5,335
Total revenues	10,687	12,476
Operating expenses:
Cost of revenues	1,046	1,173
Research and development	3,869	3,928
Selling and marketing	5,456	4,813
General and administrative	1,511	1,531
Total operating expenses	11,882	11,445
Operating income (loss)	(1,195)	1,031
Financial income (expenses), net	(85)	(557)
Income (loss) before taxes on income	(1,280)	474
Taxes on income (benefit)	(105)	91
Net income (loss)	$ (1,175)	$ 383
Basic net income (loss) per share	$ (0.11)	$ 0.04
Weighted average number of shares used in computing basic net income (loss) per share	10,994	10,382
Diluted net income (loss) per share	$ (0.11)	$ 0.03
Weighted average number of shares used in computing diluted net income (loss) per share	10,994	11,759